UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 99.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	3,862,725	$4,681,742
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	11,635,478	13,788,949
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	9,807,355	11,478,440
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	13,541,337	19,099,636
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,521,654	17,271,804
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	10,464,816	15,369,382
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	2,200,622	2,938,002
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,293,387	11,178,582
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	9,988,553	10,100,924
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	4,839,349	4,741,430
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	8,484,788	9,972,943
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	9,876,569	10,043,236
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	3,474,156	3,562,910
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	23,593,406	23,831,180
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	9,398,250	9,871,838
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	16,690,608	17,682,915
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	29,658,950	30,187,235
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	30,147,295	32,116,275
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	15,177,662	15,483,583
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	13,549,375	14,499,945
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	5,595,918	6,160,317
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	28,399,964	28,925,818
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	9,852,480	10,862,359
U.S. Treasury Notes, Inflation Indexed	1.375%	1/15/20	5,404,550	5,844,934
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	10,855,089	11,766,743
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	33,391,563	35,843,772
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	17,267,549	18,097,202
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	48,956,256	49,357,844
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	24,628,341	24,882,309
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	15,149,244	15,214,340
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	26,837,568	27,519,001
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	21,159,386	22,038,812
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	18,605,160	18,597,885
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	29,961,070	30,167,052

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $566,840,605)				583,179,339

ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset Backed Securities Inc., 2003-ABF1 A	0.911%	1/25/34	50,504	48,599	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.914%	10/25/32	55,933	51,808	(a)
EMC Mortgage Loan Trust, 2003-B A1	0.724%	11/25/41	41,461	41,243	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.854%	3/25/33	17,428	15,508	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $162,675)				157,158

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Canada - 0.3%
Government of Canada, Bonds (Cost - $2,015,491)	4.250%	12/1/26	1,401,226	CAD	$1,724,231

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $569,018,771)					585,060,728

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Goldman Sachs & Co. repurchase agreement dated 3/31/15; Proceeds at maturity - $1,100,004; (Fully collateralized by U.S. government agency obligations, 1.880% due 9/10/19; Market value - $1,124,756) (Cost - $1,100,000)	0.130%	4/1/15	1,100,000		1,100,000

TOTAL INVESTMENTS - 99.5% (Cost - $570,118,771#)					586,160,728
Other Assets in Excess of Liabilities - 0.5%					2,683,776

TOTAL NET ASSETS - 100.0%					$588,844,504

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

CAD	— Canadian Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$583,179,339	—	$583,179,339
Asset-backed securities	—	157,158	—	157,158
Non-U.S. Treasury inflation protected securities	—	1,724,231	—	1,724,231

Total long-term investments	—	$585,060,728	—	$585,060,728

Short-term investments†	—	1,100,000	—	1,100,000

Total investments		$586,160,728	—	$586,160,728

Other financial instruments:
Futures contracts	$3,081,060	—	—	$3,081,060
Forward foreign currency contracts	—	$142,015	—	142,015

Total other financial instruments	$3,081,060	$142,015	—	$3,223,075

Total	$3,081,060	$586,302,743	—	$589,383,803

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Other financial instruments:
Futures contracts	$3,604,558	—	—	$3,604,558
Forward foreign currency contracts	—	$754,923	—	754,923

Total	$3,604,558	$754,923	—	$4,359,481

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,467,406
Gross unrealized depreciation	(3,425,449)

Net unrealized appreciation	$16,041,957

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day Eurodollar	2,351	12/17	$573,634,691	$576,435,813	$2,801,122
U.S. Treasury 10-Year Notes	245	6/15	31,302,093	31,582,031	279,938

					3,081,060

Contracts to Sell:
90-Day Eurodollar	1,249	3/16	308,939,379	309,627,100	(687,721)
90-Day Eurodollar	2,351	12/18	571,648,934	574,555,013	(2,906,079)
U.S. Treasury 5-Year Notes	1	6/15	119,591	120,211	(620)
U.S. Treasury Long-Term Bonds	4	6/15	645,362	655,500	(10,138)

					(3,604,558)

Net unrealized depreciation on open futures contracts					$(523,498)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	626,080,000	USD	5,371,772	Bank of America N.A.	4/16/15	$(150,593)
JPY	683,890,000	USD	5,867,480	Citibank N.A.	4/16/15	(164,196)
USD	4,714,232	JPY	550,000,000	Goldman Sachs Group Inc.	4/16/15	127,521
CAD	7,435,000	USD	5,971,408	Bank of America N.A.	5/13/15	(104,330)
CAD	7,360,000	USD	5,905,760	Bank of America N.A.	5/13/13	(97,865)
JPY	1,065,723,673	USD	9,081,195	Bank of America N.A.	5/13/15	(190,407)
USD	1,655,856	CAD	2,080,000	Bank of America N.A.	5/13/15	14,494
JPY	256,846,424	USD	2,190,270	Credit Suisse	5/13/15	(47,532)

Total						$(612,908)

Abbreviations used in this table:

CAD	— Canadian Dollar
JPY	— Japanese Yen
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 26, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 26, 2015